Accrued expenses and other payables	12 Months Ended
Dec. 31, 2012
Accrued expenses and other payables [Abstract]
Accrued expenses and other payables

12. Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Payroll and welfare payable	13,256,796	17,079,846	2,717,341
VAT and other tax payables	29,906,387	32,659,507	5,196,008
Other payables and accruals	6,142,648	7,403,036	1,177,796
Purchase fixed assets payables	37,639,864	6,800,347	1,081,910
Total	86,945,695	63,942,736	10,173,055